Third Party Guarantees, Other Contingent Assets and Liabilities, and Other Commitments - Additional Information (Detail) in Millions		12 Months Ended
	Aug. 04, 2016 UTM	Dec. 31, 2017 CLP ($)	Dec. 31, 2005 Lawsuit	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CLP ($)	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CLF ( )	Dec. 31, 2015 CLP ($)	Dec. 31, 2014 CLP ($)
Disclosure Of Other Provisions [Line Items]
Property, plant and equipment was pledged as security for liabilities		$ 0			$ 0
Future energy purchase commitments		$ 2,817,983,000			3,981,129,000
Number of lawsuits filed | Lawsuit			3
Percentage of debt repayment acceleration		50.00%		50.00%
Cross default limit				$ 50,000,000
Consolidated equity		$ 1,989,013,953,000			1,729,760,249,000			$ 3,543,890,079,000	$ 3,523,886,341,000
Financial assets pledged as collateral for liabilities		$ 0			0
Bottom of Range [Member]
Disclosure Of Other Provisions [Line Items]
Percentage of debt repayment acceleration		50.00%		50.00%
Cross default limit				$ 50,000,000
Domestic Credit Line [Member]
Disclosure Of Other Provisions [Line Items]
Debt obligations |							2.8
Domestic Credit Line [Member] | Bottom of Range [Member]
Disclosure Of Other Provisions [Line Items]
Amount overdue of debt						$ 50,000,000
International Credit Line February Two Thousand Sixteen [Member]
Disclosure Of Other Provisions [Line Items]
Amortization		February 2016
International Credit Line February Two Thousand Twenty [Member]
Disclosure Of Other Provisions [Line Items]
Amortization		February 2020
GasAtacama Chile S.A. [Member]
Disclosure Of Other Provisions [Line Items]
Provision recognized on litigation, percentage		25.00%
Percentage of provision from fine		50.00%
GasAtacama Chile S.A. [Member] | Celta Gas SMA [Member]
Disclosure Of Other Provisions [Line Items]
Fine of illegality claim against the superintendency of electricity and fuels | UTM	120,000
Indirect Guarantees [Member]
Disclosure Of Other Provisions [Line Items]
Guarantee outstanding		$ 0			0
Energy Purchase Commitments [Member]
Disclosure Of Other Provisions [Line Items]
Future energy purchase commitments		$ 3,938,524,357,000			$ 3,981,128,504,000
Yankee Bonds [Member]
Disclosure Of Other Provisions [Line Items]
Cross default limit				30,000,000
Percentage of bondholders, demands debt acceleration		25.00%
Cross default threshold amount				$ 50,000,000
Bonds outstanding		$ 438,757,209,000
Local Bonds [Member]
Disclosure Of Other Provisions [Line Items]
Bonds outstanding		$ 324,822,376,000
Series H [Member]
Disclosure Of Other Provisions [Line Items]
Description of debt to capitalization ratio		Consolidated Debt Ratio: The consolidated debt ratio, which is Financial debt to Capitalization, must be no more than 0.64.
Financial debt to capitalization ratio, maximum		0.64%
Debt to capitalization ratio		0.28%		0.28%
Consolidated equity		$ 761,661,000,000
Minimum equity requirement		$ 19,615,177,272,000,000
Financial expense coverage ratio		11.55%
Net asset position				$ 83,390,000
Series H [Member] | Top of Range [Member]
Disclosure Of Other Provisions [Line Items]
Net asset position				$ 100,000,000
Series H [Member] | Bottom of Range [Member]
Disclosure Of Other Provisions [Line Items]
Financial expense coverage ratio		1.85%
Series M [Member]
Disclosure Of Other Provisions [Line Items]
Description of debt to capitalization ratio		Consolidated Debt Ratio: The consolidated debt ratio, which is Financial debt to Capitalization, must be no more than 0.64.
Financial debt to capitalization ratio, maximum		0.64%
Debt to capitalization ratio		0.28%		0.28%
Description of debt to equity ratio		The debt equity ratio, which is Financial debt to Net Equity, must be no more than 1.4.
Financial debt to net equity ratio, maximum		1.40%
Debt to equity ratio		0.39%
Debt/EBITDA ratio, description		The ratio between Financial Debt and EBITDA must be no more than 6.5.
Debt/EBITDA ratio, maximum		6.50%
Debt/EBITDA ratio		1.34%